Investment Objectives and Goals - Innovator U.S. Equity Ultra Buffer ETF - November	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Ultra Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.00% (prior to taking into account management fees and other fees) while providing a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from November 1, 2025 to October 31, 2026.